Consolidated Statements of Changes in Stockholders' Equity and Comprehensive Income (Unaudited) (Parenthetical) (Retained earnings, USD $)	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Retained earnings
Dividends declared:
Common stock, dividends, per share	$ 0.25	$ 0.05